Climate change and energy transition - MidPrice Outlook (Details)	12 Months Ended
Dec. 31, 2024 $ / bbl
2025 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	69
2025 | Average prices from four 1.5-2°C external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	82
2025 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	72
2025 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	77
2025 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	81
2030 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	70
2030 | Average prices from four 1.5-2°C external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	50
2030 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	43
2030 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	79
2030 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	73
2030 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	70
2030 | Average prices from four 1.5-2°C external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	41
2030 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	37
2030 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	82
2030 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	69
2040 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	70
2040 | Average prices from four 1.5-2°C external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	39
2040 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	31
2040 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	85
2040 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	64
2045 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	70
2045 | Average prices from four 1.5-2°C external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	48
2045 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	28
2045 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	94
2045 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	62
2050 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	70
2050 | Average prices from four 1.5-2°C external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	48
2050 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	26
2050 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	114
2050 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	59